COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2017	$22,340
2018	20,670
2019	18,167
2020	17,350
2021	14,612
2022 and thereafter	46,840

$139,979

Rent expenses for the years 2016, 2015 and 2014 were approximately $ 23,669, $15,880 and $ 18,594, respectively.

On October 30, 2015, the Company entered into an agreement to rent new office space in Hoboken NJ, USA. Consequently, in November 2016, the Company ceased using its offices in Paramus, NJ and Manhattan, NY, USA prior to their original contractual termination date. The Company intends to sub-lease its two former facilities in New Jersey and New York during the remainder of the respective lease terms. As a result, the Company recorded an exit activity liability as of December 31, 2016 and recognized rent expenses in the year then ended in the amount of $6,457, which are included in the disclosed information above.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 654 as of December 31, 2016.

Lease expenses for motor vehicles for the years 2016, 2015 and 2014 were $ 2,747, $ 5,103 and $ 3,774, respectively.

b.	Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase licenses and hosting services. These non-cancelable obligations as of December 31, 2016 and 2015 were $ 22,207 and $ 18,148, respectively.

c.	Legal proceedings:

1.	Dispute under Sale Agreement:

Following the divestiture of one of the Company business units, the buyer of such business unit made certain demands and allegations, claiming indemnification pursuant to the sale agreement between the Company and such buyer. The Company has denied all demands and allegations made by the buyer. The parties have reached and executed a settlement agreement on December 25, 2016 in accordance with the mechanism set in the sale agreement regarding such matters, which its outcome is recorded within discontinued operations. This dispute is no longer pending.

2.	Disputes and litigations inherited following the acquisition of inContact:

In May 2009, inContact was served in a lawsuit titled California College, Inc., et al., v. UCN, Inc., et al. In the lawsuit, California College alleges that (1) inContact made fraudulent and/or negligent misrepresentations in connection with the sale of its services with those of Insidesales.com, Inc., another defendant in the lawsuit, (2) inContact breached its service contract with California College and an alleged oral contract between the parties by failing to deliver contracted services and product and failing to abide by implied covenants of good faith and fair dealing, and (3) inContact’s conduct interfered with prospective economic business relations of California College with respect to enrolling students.  California College filed an amended complaint that has been answered by Insidesales.com and inContact. California College originally sought damages in excess of $20.0 million. Insidesales.com and inContact filed cross- claims against one another, which they subsequently agreed to dismiss with prejudice. In October 2011, California College reached a settlement with Insidesales.com, the terms of which have not been disclosed and remain confidential. In June of 2013, California College amended its damages claim to $14.4 million, of which approximately $5.0 million was alleged to be pre- judgment interest. On September 10, 2013, the court issued an order on inContact's Motion for Partial Summary Judgment. The court determined that factual disputes exist as to several of the claims, but dismissed California College's cause of action for intentional interference with prospective economic relations and the claim for prejudgment interest. Dismissing the claim for prejudgment interest effectively reduced the claim for damages to approximately $9.2 million. At this stage we are unable to evaluate the probability of a favorable or unfavorable outcome in this litigation.

3.
From time to time the Company or its subsidiaries may be involved in legal proceedings and/or litigation arising in the ordinary course of business. While the outcome of these matters cannot be predicted with certainty, the Company does not believe it will have a material effect on its consolidated financial position, results of operations, or cash flows.